Eric J. Gervais Partner 4801 Main Street, Suite 1000 Kansas City, MO 64112 816.983.8362 fax: 816.983.8080 eric.gervais@huschblackwell.com

June 16, 2009

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attention: Larry L. Greene, Senior Counsel

Re:  Tortoise Combined Proxy Statement

To the Commission:

Today Tortoise Energy Infrastructure Corporation, Tortoise Energy Capital Corporation and Tortoise Capital Resources Corporation (collectively, the “Companies”) filed via EDGAR a preliminary proxy statement relating to a combined special meeting of the stockholders of the Companies.

      Please feel free to call me at (816) 983-8362 with any questions or comments regarding the proxy statement.

                    Sincerely,

                    Eric J. Gervais

KCP-1695590-1